Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Current	$ (271)	$ (415)	$ (627)	$ (1,668)
Deferred	(82)	233	(571)	223
Income tax expense	$ (353)	$ (182)	$ (1,198)	$ (1,445)